PW EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2002

                       PW EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital .........................1

Statement of Operations .......................................................2

Statement of Changes in Members' Capital ......................................3

Notes to Financial Statements .................................................4

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $386,425,477)                $ 385,403,508
Cash and cash equivalents                                            19,885,358
Receivable from investments                                             461,969
Interest receivable                                                      16,380
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        405,767,215
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               81,400,870
   PW Admin fee                                                         343,482
   Administration fee                                                   114,641
   Professional fees                                                     69,472
   Miscellaneous                                                         15,881
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    81,944,346
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 323,822,869
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 324,844,838
Accumulated net unrealized depreciation on investments               (1,021,969)
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $ 323,822,869
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  1

                                                             PW EQUITY OPPORTUNITY FUND, L.L.C.
                                                                        STATEMENT OF OPERATIONS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED JUNE 30, 2002

-----------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                         $      85,588
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                 85,588
-----------------------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                                         2,059,934
Administration fee                                                                     264,838
Professional fees                                                                      103,802
Miscellaneous                                                                           34,906
-----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                       2,463,480
-----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                 (2,377,892)
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments                                           (2,053,291)
Change in net unrealized appreciation/(depreciation) from investments               (8,834,909)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                  (10,888,200)
-----------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                   $ (13,266,092)
-----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                                                                                  PW EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                            STATEMENT OF CHANGES IN MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        FOR THE PERIOD MARCH 1,
                                                                             SIX MONTHS ENDED              2001 (COMMENCEMENT
                                                                              JUNE 30, 2002              OF OPERATIONS) THROUGH
                                                                               (UNAUDITED)                 DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                            $  (2,377,892)                  $ (2,524,160)
Net realized gain/(loss) from investments                                         (2,053,291)                       444,174
Change in net unrealized appreciation/(depreciation) from
       investments                                                                (8,834,909)                     7,812,940
------------------------------------------------------------------------------------------------------------------------------------

 INCREASE/(DECREASE)  IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                   (13,266,092)                     5,732,954
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                 5,542,386                     406,626,681

Proceeds from Adviser subscriptions                                                       --                       1,000,000

Offering costs                                                                            --                        (100,445)

Member withdrawals                                                               (81,400,870)                         (7,846)

Adviser withdrawals                                                                 (303,899)                             --

------------------------------------------------------------------------------------------------------------------------------------

 INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                                 (76,162,383)                    407,518,390
------------------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                          413,251,344                              --
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                              $ 323,822,869                   $ 413,251,344
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION

   PW Equity Opportunity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on May 3, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or Member along with other investors. The Fund commenced operations on March 1, 2001.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

   The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at June 30, 2002 and December 31, 2001 was $994,857 and $1,326,277, respectively.

   Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for interests in the Fund.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests in June 2002 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or
   (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

   Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

   B. INCOME RECOGNITION

   Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

   D. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay the Administrator a monthly fee (the "PW Admin Fee") at an annual rate of 1% of the Fund's net assets. The PW Admin Fee will be paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator, Adviser and the Special Advisory Account described below. A portion of the PW Admin Fee will be paid by PWFA to its affiliates.

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

   The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. The Adviser will be entitled to receive, generally at the end of each fiscal year, an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Members' capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002, and the period ended December 31, 2001 was $0 and $303,899 respectively, and was recorded as an increase to the Special Advisory Account.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,250.

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4. SECURITIES TRANSACTIONS

   Aggregate purchases and sales of Investment Funds for the six months ended June 30, 2002, amounted to $46,000,000 and $17,074,523, respectively.

   At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was $1,021,969, consisting of $17,003,326 gross unrealized appreciation and $18,025,295 gross unrealized depreciation.

5. INVESTMENTS

   As of June 30, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2002.

       INVESTMENT OBJECTIVE                  COST               FAIR VALUE
       --------------------                  ----               ----------
         Long/Short Equity               $386,425,477         $385,403,508

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

5. INVESTMENTS (CONTINUED)

   The following table lists the Fund's investments in Investment Funds as of June 30, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to 3 years from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                   REALIZED AND                            % OF
                                                                    UNREALIZED                            FUND'S
INVESTMENT FUND:                                   COST             GAIN (LOSS)         FAIR VALUE        CAPITAL       LIQUIDITY
                                                                        FROM
                                                                    INVESTMENTS

Andor Technology Small Cap Fund, L.P.           $ 20,000,000      $    1,881,941    $    18,601,485           5.75%     Quarterly
Aragon Global Partners (QP), L.P.                  7,000,000             (79,728)         6,972,049           2.15%     Quarterly
Argus Healthcare Partners, L.P.                   22,000,000            (803,947)        21,196,053           6.55%   Semi-Annually
Castle Rock Partners, L.P.                        31,000,000          (7,388,609)        23,422,980           7.23%      Annually
Claiborne Capital Partners Institutional, L.P.    24,000,000            (889,839)        24,019,294           7.42%     Quarterly
Diamond Partners, L.L.C.                          13,500,000          (1,313,005)        11,888,334           3.67%      Annually
Eminence Partners, L.P.                           34,000,000            (741,359)        35,946,510          11.10%   Semi-Annually
Kingdon Associates, L.P.                          35,000,000          (1,499,148)        32,440,562          10.02%     Quarterly
Maverick Fund USA, Ltd.                           33,925,477             201,061         36,871,770          11.39%     Quarterly
The MRG Nucleus Fund, L.P.                        23,000,000           1,208,530         26,032,910           8.04%     Quarterly
The MRG Nucleus Fund II, L.P.                     11,000,000             580,576         11,918,489           3.68%     Quarterly
Pequot Telecommunications & Media Fund L.P.       30,000,000          (1,895,604)        28,607,068           8.83%     Quarterly
Sirios Capital Partners II, L.P.                  37,000,000             609,910         39,235,874          12.12%      Annually
SLS Investors, L.P.                               33,000,000          (1,827,577)        30,778,174           9.50%   Semi-Annually
SuNOVA  Partners, L.P.                            22,000,000           3,010,378         27,903,956           8.62%     Quarterly
TigerShark Fund, L.P.                             10,000,000            (432,000)         9,568,000           2.95%     Quarterly
Redeemed Investment Fund                                  --          (1,509,780)                --             --
                                                ------------      --------------    ---------------       ---------
TOTAL                                           $386,425,477        $(10,888,200)      $385,403,508         119.02%

LIABILITIES LESS OTHER ASSETS                                                           (61,580,639)       (19.02)%

MEMBERS' CAPITAL                                                                       $323,822,869         100.00%

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                           PERIOD FROM MARCH 1,
                                                                                            2001 (COMMENCEMENT
                                                              SIX MONTHS ENDED                OF OPERATIONS)
                                                                JUNE 30, 2002                   THROUGH
                                                                 (UNAUDITED)                DECEMBER 31, 2001
                                                                 -----------                -----------------

   Ratio of net investment loss to average net assets               (1.17)%*                     (0.89)%*
   Ratio of total expenses to average net assets                     1.21%*                        1.32%*
   Portfolio turnover rate                                           4.37%                         7.21%
   Total return                                                     (3.18)%**                      1.32%**
   Net asset value at end of period                              $323,822,869                  $413,251,344

   *  Annualized.
   ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

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